MANNING & NAPIER FUND, INC.

Supplement dated October 2, 2015 to the following:

The prospectus dated March 1, 2015 (the “Prospectus”) as supplemented April 7, 2015 for the following Series and Classes of the Manning & Napier Fund, Inc. (the “Fund”):

Target Income Series – Classes I, K and R	Target 2040 Series – Classes I, K and R
Target 2015 Series – Classes I, K and R	Target 2045 Series – Classes I, K and R
Target 2020 Series – Classes I, K and R	Target 2050 Series – Classes I, K and R
Target 2025 Series – Classes I, K and R	Target 2055 Series – Classes I, K and R
Target 2030 Series – Classes I, K and R	Target 2060 Series – Classes I, K and R
Target 2035 Series – Classes I, K and R

The prospectus dated March 1, 2015 as supplemented March 10, 2015 and April 7, 2015 for the following Series and Classes of the Fund:

Target 2010 Series – Classes I, K and R

The Statement of Additional Information (“SAI”) dated March 1, 2015, as amended April 7, 2015 and September 16, 2015 for the following Series and Classes of the Fund:

Pro-Blend Conservative Term Series (Class S, I, C and R)	Target 2035 Series (Class K, I, and R)
Pro-Blend Moderate Term Series (Class S, I, C and R)	Target 2040 Series (Class K, I, and R)
Pro-Blend Extended Term Series (Class S, I, C and R)	Target 2045 Series (Class K, I, and R)
Pro-Blend Maximum Term Series (Class S, I, C and R)	Target 2050 Series (Class K, I, and R)
Target 2055 Series (Class K, I, and R)
Target Income Series (Class K, I, and R)	Target 2060 Series (Class K, I, and R)
Target 2010 Series (Class K, I, and R)
Target 2015 Series (Class K, I, and R)	Overseas Series
Target 2020 Series (Class K, I, and R)	Equity Series
Target 2025 Series (Class K, I, and R)	Tax Managed Series (Class A)
Target 2030 Series (Class K, I, and R)	Disciplined Value Series (Class I and S)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectus and SAI.

Effective at the opening of business on September 21, 2015, the Manning & Napier Fund, Inc. Target 2010 Series has been reorganized into the Target Income Series, another Series of the Fund. Accordingly, effective immediately, shares of the Target 2010 Series are no longer offered in the above-referenced Prospectuses and SAI, and all references to the Target 2010 Series in such documents are hereby deleted.

Supp MTDIX 10/2/2015